                                  UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06551

                           Morgan Stanley Growth Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                               Amy Doberman, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 3/31

Date of reporting period: 7/1/06 - 6/30/07

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06551
Reporting Period: 07/01/2006 - 06/30/2007
Morgan Stanley Growth Fund

========================== MORGAN STANLEY GROWTH FUND ==========================

CEMEX S.A.

Ticker:       CX             Security ID:  151290889
Meeting Date: AUG 31, 2006   Meeting Type: Special
Record Date:  AUG 10, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PRESENTATION, DISCUSSION AND APPROVAL OF  For       For        Management
      THE PROJECT THAT MODIFIES THE ISSUANCE
      DEED OF THE ORDINARY PARTICIPATION
      CERTIFICATES DENOMINATED  CEMEX.CPO , AS
      WELL AS THE TRUST AGREEMENT NUMBER
      111033-9 EXECUTED BY  BANCO NACIONAL DE
      MEXICO, S.A.  AS  CEMEX

--------------------------------------------------------------------------------

COACH, INC.

Ticker:       COH            Security ID:  189754104
Meeting Date: NOV 2, 2006    Meeting Type: Annual
Record Date:  SEP 14, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Lew Frankfort              For       For        Management
1.2   Elect Director Susan Kropf                For       For        Management
1.3   Elect Director Gary Loveman               For       For        Management
1.4   Elect Director Ivan Menezes               For       For        Management
1.5   Elect Director Irene Miller               For       For        Management
1.6   Elect Director Keith Monda                For       For        Management
1.7   Elect Director Michael Murphy             For       For        Management
1.8   Elect Director Jide Zeitlin               For       For        Management

--------------------------------------------------------------------------------

DELL INC.

Ticker:       DELL           Security ID:  24702R101
Meeting Date: JUL 21, 2006   Meeting Type: Annual
Record Date:  MAY 26, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Donald J. Carty            For       For        Management
1.2   Elect Director Michael S. Dell            For       For        Management
1.3   Elect Director William H. Gray, III       For       For        Management
1.4   Elect Director Sallie L. Krawcheck        For       For        Management
1.5   Elect Director Alan (A.G.) Lafley         For       For        Management
1.6   Elect Director Judy C. Lewent             For       For        Management
1.7   Elect Director Klaus S. Luft              For       For        Management
1.8   Elect Director Alex J. Mandl              For       For        Management
1.9   Elect Director Michael A. Miles           For       For        Management
1.10  Elect Director Samuel A. Nunn, Jr.        For       For        Management
1.11  Elect Director Kevin B. Rollins           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Adopt ILO-Based Code of Conduct           Against   Against    Shareholder
4     Compensation Company                      Against   Against    Shareholder
      Specific--Declaration of Dividend

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ELECTRONIC ARTS INC.

Ticker:       ERTS           Security ID:  285512109
Meeting Date: JUL 27, 2006   Meeting Type: Annual
Record Date:  JUN 6, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director M. Richard Asher           For       For        Management
1.2   Elect Director Leonard S. Coleman         For       For        Management
1.3   Elect Director Gary M. Kusin              For       For        Management
1.4   Elect Director Gregory B. Maffei          For       For        Management
1.5   Elect Director Timothy Mott               For       For        Management
1.6   Elect Director Vivek Paul                 For       For        Management
1.7   Elect Director Lawrence F. Probst, III    For       For        Management
1.8   Elect Director Richard A. Simonson        For       For        Management
1.9   Elect Director Linda J. Srere             For       For        Management
2     Approve Repricing of Options              For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
5     Ratify Auditors                           For       For        Management
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Growth Fund
              --------------------------

By (Signature and Title):

                                      /s/ Ronald E. Robison
                 ---------------------------------------------------------------
                 President and Principal Executive Officer - Office of the Funds

Date August 28, 2007

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